Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2020
Investments held at fair value [Abstract]
Summary Of investments held at fair value	Interests in these investments were accounted for as shown below:

Investments held at fair value	$000's
Balance as of January 1, 2019	169,755
Deconsolidation of subsidiaries (Vor, Karuna and Gelesis (Note 6))	138,571
Reclassification of Karuna investment to investment in associate	(118,006)
Gain on Karuna investment at initial public offering[1]	40,633
Cash purchase of Gelesis convertible notes (please refer to Note 6)	6,480
Cash purchase of Gelesis preferred shares (please refer to Note 6)	8,020
Reclassification of Karuna investment at loss of significant influence	557,243
Sale of resTORbio shares	(9,295)
Loss – fair value through profit and loss[1]	(78,496)
Balance as of December 31, 2019 and January 1, 2020	714,905
Sale of Karuna shares	(347,538)
Sale of resTORbio shares	(3,048)
Loss realised on sale of investments	(54,976)
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(loss) – fair value through profit and loss	232,674
Balance as of December 31, 2020 before allocation of share in associate loss to long-term interest	553,167
Share of associate loss allocated to long-term interest (please refer to Note 6)	(23,006)
Balance as of December 31, 2020 after allocation of share in associate loss to long-term interest[2]	530,161
1    The net amount of these two items is a loss of $37.9 million which is reported on the line Gain/(loss) on investments held at fair value in the Consolidated Statements of Comprehensive Income/(Loss).
2    Fair value of investments accounted for at fair value, does not take into consideration contribution from milestones that occurred after December 31, 2020, the value of the Group's consolidated Founded Entities (Vedanta, Follica, Sonde, Akili, Alivio, and Entrega), the Internal segment, or cash and cash equivalents.

Disclosure of gain on deconsolidation
The following table summarizes the gain on deconsolidation recognized by the Company:

	2020 $000s	2019 $000s	2018 $000s
Year ended December 31,
Gain on deconsolidation of Akili	—	—	41,730
Gain on deconsolidation of Vor	—	6,357	—
Gain on deconsolidation of Karuna	—	102,038	—
Gain on deconsolidation of Gelesis [Note 6]	—	156,014	—
Total gain on deconsolidation	—	264,409	41,730